Commitments and contingencies - Commitments (Details) - Boeing 737-8200 € in Millions		1 Months Ended
	Nov. 29, 2014 aircraft	Dec. 31, 2020 aircraft	Apr. 30, 2018 aircraft	Sep. 30, 2014 EUR (€) $ / € aircraft	Mar. 31, 2022 EUR (€)
Commitments and contingencies
Number of aircraft agreed to purchase	10
Number of aircraft, firm order				100
Number of aircraft ordered subject to purchase options				100
Purchase contract, term				5 years
Number of aircraft, outstanding orders	210
Number of aircraft options converted to firm orders		75	25
Number of outstanding aircraft orders, excluding orders subject to the exercise of options		210	135
Number of outstanding aircraft orders subject to the exercise of options			75
Aircraft standard list price | €				€ 102.5
Basic credit as part of the purchase agreement, as a percentage of standard list price				60.00%
Fixed exchange rate applied to obligations under purchase contract | $ / €				1.1065
Period prior to scheduled delivery of aircraft during which entity is obliged to make advance payments				2 years
Purchase obligations | €					€ 5,828.0
Less than one year
Commitments and contingencies
Purchase obligations | €					2,151.0
Later than one year and not later than two years
Commitments and contingencies
Purchase obligations | €					2,230.0
Later than two years and not later than three years
Commitments and contingencies
Purchase obligations | €					€ 1,447.0
Maximum
Commitments and contingencies
Number of aircraft agreed to purchase				200